Convertible notes (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Convertible Notes
	December 31,
	2025	2024
Principal amounts	$-	$460,000
Unamortized issuance costs	-	2,140
Net carrying amount	$-	$457,860